Expense Example - Investor P - iShares MSCI EAFE International Index Fund - Investor P Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 558
Expense Example, with Redemption, 3 Years	629
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	$ 933